15. MARKETING AND COMMUNICATIONS EXPENSES: Schedule of Selling and Marketing Expense (Tables)	24 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Selling and Marketing Expense
	Year ended December 31,
	2020	2019	2018
	$	$	$
Marketing and advertising	2,279	44,693	164,420
Shareholder communications	28,972	202,550	119,167
	31,251	247,243	283,587